Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Credit card accrual	$ 116,559	$ 58,963
Accrued payroll	136,668	136,668
Accrued commissions	205,469	856,360
Accrued dealer fees	784,527	2,415,966
Transaction costs	2,316,144
Accrued Other	200,000	1,178,408
Total accrued expenses and other current liabilities	$ 3,759,367	$ 4,646,365